Finance receivables, net - Movements in the allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance receivables, net
Balance as of January 1	¥ 350,816	¥ 134,169	¥ 22,486
Charge for the year	871,231	528,824	196,320
Reversal of impairment for the year	(8,567)	(9,851)	0
Write off for the year	(655,649)	(312,177)	(84,637)
Recovery of finance receivables written off	8,567	9,851	0
Balance as of December 31	¥ 566,398	¥ 350,816	¥ 134,169